Long-Term Debt and Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Secured loan facilities and other financial liabilities	$ 191,129	$ 198,607
Less: Deferred financing costs	(2,802)	(3,386)
Total	188,327	195,221
Less-current portion	(52,863)	(16,195)
Long-term portion	$ 135,464	$ 179,026